[LOGO]                                               MONY LIFE INSURANCE COMPANY
                                                     1290 Avenue of the Americas
                                                     New York NY 10104

                                                     WILLIAM EVERS
                                                     Vice President and Counsel
                                                     212-314-5027
                                                     Fax: 212-314-3959


September 7, 2007


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account S (the "Registrant")
           (Registration Nos. 033-37721 and 811-06217; The MONYVestor)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2007 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Bond Index Portfolio
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Long Term Bond Portfolio
    -  EQ/Money Market Portfolio

MONY understands that the Fund has filed or will file its semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-5027.

Very truly yours,

/S/ WILLIAM EVERS
-----------------
William Evers